CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Current Assets
Cash and cash equivalents	$ 61,110	$ 294,351	$ 676,137
Prepaid expenses	282,136	598,484	60,000
Total Current Assets	343,246	892,835	736,137
Property and Equipment, Net of Accumulated Depreciation of $4,780	2,399	3,742
Other Assets
Trademarks			5,401
Deposits	2,167	2,167
Deferred offering costs		64,801
In-process research and development	19,400,000	19,400,000
Goodwill	1,586,796	1,586,796
Total Other Assets	20,988,963	21,053,764	5,401
Total Assets	21,334,608	21,950,341	741,538
Current liabilities:
Accounts payable	1,862,940	909,156	559,150
Accrued expenses	1,856,372	958,101	8,260
Accrued compensation	1,082,365	903,250
Accrued interest	63,950	30,871
Notes payable - related parties	2,022,970	672,970
Derivative warrant liability	426,264	1,681,973	738,955
Due to related party	27,637	27,637	70,386
Total Current Liabilities	7,342,498	5,183,958	1,376,751
Commitments and contingencies
Stockholders' Equity (Deficit)
Preferred stock - $0.001 par value; 10,000,000 shares authorized; no shares issued and outstanding
Common stock - $0.001 par value; 200,000,000 shares authorized; 4,875,871 and 2,274,526 shares issued and outstanding at September 30, 2016 and 2015, respectively	5,034	4,876	2,275
Additional paid-in capital	36,242,584	34,097,754	8,403,061
Accumulated deficit	(22,255,508)	(17,336,247)	(9,040,549)
Total Stockholders' Equity (Deficit)	13,992,110	16,766,383	(635,213)
Total Liabilities and Stockholders' Equity (Deficit)	$ 21,334,608	$ 21,950,341	$ 741,538